22. Condensed Financial Information (Parent Company Only) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Total assets	$ 667,045,595	$ 637,653,665
Liabilities
Junior subordinated debentures	12,887,000	12,887,000
Total liabilities	609,109,741	583,202,148
Shareholders' Equity
Preferred stock, 1,000,000 shares authorized, 25 shares issued and outstanding ($100,000 liquidation value)	2,500,000	2,500,000
Common stock - $2.50 par value; 15,000,000 shares authorized, 5,322,320 and 5,269,053 shares issued at December 31, 2017 and 2016, respectively (including 13,039 and 15,022 shares issued February 1, 2018 and 2017, respectively)	13,305,800	13,172,633
Additional paid-in capital	31,639,189	30,825,658
Retained earnings	13,387,739	10,666,782
Accumulated other comprehensive loss	(274,097)	(90,779)
Less: treasury stock, at cost; 210,101 shares at December 31, 2017 and 2016	(2,622,777)	(2,622,777)
Total shareholders' equity	57,935,854	54,451,517	$ 51,414,656
Total liabilities and shareholders' equity	667,045,595	637,653,665
Parent Company [Member]
Assets
Cash	556,392	494,086	$ 508,325
Investment in subsidiary - Community National Bank	70,219,699	66,769,241
Investment in Capital Trust	387,000	387,000
Income taxes receivable	290,224	269,335
Total assets	71,453,315	67,919,662
Liabilities
Junior subordinated debentures	12,887,000	12,887,000
Dividends payable	630,461	581,145
Total liabilities	13,517,461	13,468,145
Shareholders' Equity
Preferred stock, 1,000,000 shares authorized, 25 shares issued and outstanding ($100,000 liquidation value)	2,500,000	2,500,000
Common stock - $2.50 par value; 15,000,000 shares authorized, 5,322,320 and 5,269,053 shares issued at December 31, 2017 and 2016, respectively (including 13,039 and 15,022 shares issued February 1, 2018 and 2017, respectively)	13,305,800	13,172,633
Additional paid-in capital	31,639,189	30,825,658
Retained earnings	13,387,739	10,666,782
Accumulated other comprehensive loss	(274,097)	(90,779)
Less: treasury stock, at cost; 210,101 shares at December 31, 2017 and 2016	(2,622,777)	(2,622,777)
Total shareholders' equity	57,935,854	54,451,517
Total liabilities and shareholders' equity	$ 71,453,315	$ 67,919,662